Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 3,304	$ 2,873
Restricted cash	50	0
Accounts receivable trade, net	1,287	30
Inventories	2,980	0
Other current assets	657	304
Total current assets	8,278	3,207
Fixed assets:
Vessels, net	199,840	0
Office equipment, net	40	61
Total fixed assets	199,880	61
Other assets:
Deferred charges	1,194	0
TOTAL ASSETS	209,352	3,268
Current liabilities:
Current portion of long-term debt, net of deferred finance costs	718	0
Current portion of convertible promissory notes	103	0
Trade accounts and other payables	5,979	264
Due to related parties	0	105
Accrued liabilities	2,296	223
Deferred revenue	154	0
Total current liabilities	9,250	592
Non-current liabilities
Long-term debt, net of current portion and deferred finance costs	176,787	0
Long-term portion of convertible promissory notes	31	0
Total liabilities	186,068	592
Commitments and contingencies	0	0
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2015 and 2014; 19,522,413 and 3,977,854 shares issued and outstanding as at December 31, 2015 and 2014, respectively	2	0
Additional paid-in capital	337,121	307,559
Accumulated deficit	(313,839)	(304,883)
Total Stockholders' equity	23,284	2,676
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 209,352	$ 3,268